Segment information (Tables)	12 Months Ended
Jun. 30, 2018
Segment Information
Schedule of segment information

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2018:

	06.30.18
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	6,081	5,308	86,580	91,888	97,969	(46)	(60,470)	1,726	(193)	38,986
Costs	(5,210)	(1,067)	(61,395)	(62,462)	(67,672)	29	44,563	(1,760)	60	(24,780)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	926	-	-	-	926	2	-	-	114	1,042
Changes in the net realizable value of agricultural products after harvest	303	-	-	-	303	-	-	-	-	303
Gross profit / (loss)	2,100	4,241	25,185	29,426	31,526	(15)	(15,907)	(34)	(19)	15,551
Gain from disposal of farmlands	906	-	-	-	906	-	-	-	-	906
Net gain from fair value adjustment of investment properties	96	21,275	2,160	23,435	23,531	(738)	(164)	-	-	22,629
General and administrative expenses	(546)	(903)	(3,870)	(4,773)	(5,319)	14	878	-	13	(4,414)
Selling expenses	(649)	(432)	(16,986)	(17,418)	(18,067)	6	12,749	-	6	(5,306)
Other operating results, net	567	(78)	467	389	956	19	177	-	-	1,152
Management fees	-	-	-	-	-	-	-	(554)	-	(554)
Profit / (loss) from operations	2,474	24,103	6,956	31,059	33,533	(714)	(2,267)	(588)	-	29,964
Share of profit / (loss) of associates and joint ventures	23	(1,269)	(43)	(1,312)	(1,289)	706	(20)	-	-	(603)
Segment profit / (loss)	2,497	22,834	6,913	29,747	32,244	(8)	(2,287)	(588)	-	29,361

Reportable assets	11,762	66,472	266,802	333,274	345,036	(470)	(13,303)	-	22,507	353,770
Reportable liabilities	-	-	(215,452)	(215,452)	(215,452)	-	-	-	(62,997)	(278,449)
Net reportable assets	11,762	66,472	51,350	117,822	129,584	(470)	(13,303)	-	(40,490)	75,321

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2017:

	06.30.17
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	3,915	4,311	68,422	72,733	76,648	(72)	(47,168)	1,490	(152)	30,746
Costs	(3,395)	(910)	(49,110)	(50,020)	(53,415)	45	35,488	(1,517)	69	(19,330)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	127	-	-	-	127	8	-	-	69	204
Changes in the net realizable value of agricultural products after harvest	(74)	-	-	-	(74)	-	-	-	-	(74)
Gross profit / (loss)	573	3,401	19,312	22,713	23,286	(19)	(11,680)	(27)	(14)	11,546
Net gain from fair value adjustment of investment properties	331	4,489	374	4,863	5,194	(193)	(113)	-	-	4,888
Gain from disposal of farmlands	280	-	-	-	280	-	-	-	-	280
General and administrative expenses	(411)	(683)	(3,173)	(3,856)	(4,267)	7	624	-	8	(3,628)
Selling expenses	(500)	(355)	(13,093)	(13,448)	(13,948)	7	9,434	-	4	(4,503)
Other operating results, net	75	(68)	(196)	(264)	(189)	(5)	64	-	2	(128)
Management fees	-	-	-	-	-	-	-	(200)	-	(200)
Profit / (loss) from operations	348	6,784	3,224	10,008	10,356	(203)	(1,671)	(227)	-	8,255
Share of profit / (loss) of associates and joint ventures	8	(94)	105	11	19	153	(76)	-	-	96
Segment profit / (loss)	356	6,690	3,329	10,019	10,375	(50)	(1,747)	(227)	-	8,351

Reportable assets	7,013	44,914	178,964	223,878	230,891	(583)	-	-	11,138	241,446
Reportable liabilities	-	-	(155,235)	(155,235)	(155,235)	-	-	-	(37,038)	(192,273)
Net reportable assets	7,013	44,914	23,729	68,643	75,656	(583)	-	-	(25,900)	49,173

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2016:

	06.30.16
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	2,909	3,284	27,077	30,361	33,270	(89)	(18,607)	1,194	(146)	15,622
Costs	(2,493)	(659)	(19,252)	(19,911)	(22,404)	74	14,063	(1,207)	94	(9,380)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	376	-	-	-	376	(26)	-	-	51	401
Changes in the net realizable value of agricultural products after harvest	208	-	-	-	208	-	-	-	-	208
Gross profit / (loss)	1,000	2,625	7,825	10,450	11,450	(41)	(4,544)	(13)	(1)	6,851
Net gain from fair value adjustment of investment properties	22	18,167	(271)	17,896	17,918	(379)	(23)	-	-	17,516
Loss from disposal of farmlands	(2)	-	-	-	(2)	-	-	-	-	(2)
General and administrative expenses	(315)	(487)	(1,360)	(1,847)	(2,162)	5	200	-	7	(1,950)
Selling expenses	(338)	(264)	(5,442)	(5,706)	(6,044)	8	3,862	-	1	(2,173)
Other operating results, net	(80)	(12)	(32)	(44)	(124)	(2)	19	-	(3)	(110)
Management fees	-	-	-	-	-	-	-	(534)	-	(534)
Profit / (loss) from operations	287	20,029	720	20,749	21,036	(409)	(486)	(547)	4	19,598
Share of (loss) / profit of associates and joint ventures	23	126	123	249	272	262	-	-	-	534
Segment profit / (loss)	310	20,155	843	20,998	21,308	(147)	(486)	(547)	4	20,132

Reportable assets	5,136	39,107	147,470	186,577	191,713	(510)	-	-	8,448	199,651
Reportable liabilities	-	-	(132,989)	(132,989)	(132,989)	-	-	-	(29,462)	(162,451)
Net reportable assets	5,136	39,107	14,481	53,588	58,724	(510)	-	-	(21,014)	37,200

(i) Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.

(ii) Corresponds to Shufersal’s deconsolidation, the Group lost control in June 2018. See Note 4.(l).

(iii) Includes Ps. (34), Ps. (27) and Ps. (13) corresponding to Expenses and FPC and Ps. (554), Ps. (200) and Ps. (534) to management fees, as of June 30, 2018, 2017 and 2016, respectively.

(iv) Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions.

Schedule of segments of the agriculture

Agriculture line of business:

The following tables present the reportable segments of the agriculture line of business:

	06.30.18
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	3,603	-	-	2,478	6,081
Costs	(2,930)	(12)	-	(2,268)	(5,210)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	926	-	-	-	926
Changes in the net realizable value of agricultural products after harvest	303	-	-	-	303
Gross profit / (loss)	1,902	(12)	-	210	2,100
Gain from disposal of farmlands	-	906	-	-	906
Net gain from fair value adjustment of investment properties	-	96	-	-	96
General and administrative expenses	(348)	(1)	(89)	(108)	(546)
Selling expenses	(468)	-	-	(181)	(649)
Other operating results, net	18	511	-	38	567
Management fees	-	-	-	-	-
Profit / (loss) from operations	1,104	1,500	(89)	(41)	2,474
Share of profit / (loss) of associates	24	-	-	(1)	23
Segment profit / (loss)	1,128	1,500	(89)	(42)	2,497

Investment properties	923	-	-	-	923
Property, plant and equipment	7,093	18	-	117	7,228
Investments in associates	39	-	-	44	83
Other reportable assets	3,167	-	-	361	3,528
Reportable assets	11,222	18	-	522	11,762

From all of the Group’s revenues corresponding to Agricultural Business, Ps. 4,451 are originated in Argentina and Ps. 1,630 in other countries, principally in Brazil for Ps. 1,494.

From all of the Group’s assets included in the segment corresponding to Agricultural Business, Ps. 3,208 are located in Argentina and Ps. 8,554 in other countries, principally in Brazil for Ps. 7,703.

	06.30.17
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	2,197	-	-	1,718	3,915
Costs	(1,810)	(11)	-	(1,574)	(3,395)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	127	-	-	-	127
Changes in the net realizable value of agricultural products after harvest	(74)	-	-	-	(74)
Gross profit / (loss)	440	(11)	-	144	573
Net gain from fair value adjustment of investment properties	-	331	-	-	331
Gain from disposal of farmlands	-	280	-	-	280
General and administrative expenses	(254)	(1)	(84)	(72)	(411)
Selling expenses	(370)	-	-	(130)	(500)
Other operating results, net	70	-	-	5	75
Management fees	-	-	-	-	-
(Loss) / Profit from operations	(114)	599	(84)	(53)	348
Share of profit / (loss) of associates	12	-	-	(4)	8
Segment (loss) / profit	(102)	599	(84)	(57)	356

Investment properties	304	-	-	-	304
Property, plant and equipment	4,531	12	-	97	4,640
Investments in associates	45	-	-	4	49
Other reportable assets	1,780	-	-	240	2,020
Reportable assets	6,660	12	-	341	7,013

From all of the Group’s revenues corresponding to Agricultural Business, Ps. 3,035 are originated in Argentina and Ps. 880 in other countries, principally in Brazil for Ps. 742.

From all of the Group’s assets included in the segment corresponding to Agricultural Business, Ps. 2,554 are located in Argentina and Ps. 4,459 in other countries, principally in Brazil for Ps. 3,351.

	06.30.16
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	1,765	-	-	1,144	2,909
Costs	(1,419)	(9)	-	(1,065)	(2,493)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	376	-	-	-	376
Changes in the net realizable value of agricultural products after harvest	208	-	-	-	208
Gross profit / (loss)	930	(9)	-	79	1,000
Net gain from fair value adjustment of investment properties	-	22	-	-	22
Loss from disposal of farmlands	-	(2)	-	-	(2)
General and administrative expenses	(185)	(1)	(76)	(53)	(315)
Selling expenses	(248)	-	-	(90)	(338)
Other operating results, net	(82)	-	-	2	(80)
Management fees	-	-	-	-	-
Profit / (Loss) from operations	415	10	(76)	(62)	287
Share of profit / (loss) of associates	26	-	-	(3)	23
Segment profit / (loss)	441	10	(76)	(65)	310

Investment properties	103	-	-	-	103
Property, plant and equipment	3,187	18	-	42	3,247
Investments in associates	54	-	-	-	54
Other reportable assets	1,570	-	-	162	1,732
Reportable assets	4,914	18	-	204	5,136

From all of the Group’s revenues corresponding to Agricultural Business, Ps. 2,209 are originated in Argentina and Ps. 700 in other countries, principally in Brazil for Ps. 502.

From all of the Group’s assets included in the segment corresponding to Agricultural Business, Ps. 2,344 are located in Argentina and Ps. 2,792 in other countries, principally in Brazil for Ps. 1,716.

(I) Urban properties and investments line of business

Schedule of reportable segments of the operations center

Below is a summarized analysis of the lines of business of Group’s operations center in Argentina for the fiscal years ended June 30, 2018, 2017 and 2016:

	06.30.18
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	3,665	532	120	973	-	-	18	5,308
Costs	(330)	(46)	(44)	(624)	-	-	(23)	(1,067)
Gross profit / (loss)	3,335	486	76	349	-	-	(5)	4,241
Net gain from fair value adjustment of investment properties	11,340	4,932	4,771	-	-	-	232	21,275
General and administrative expenses	(320)	(87)	(78)	(193)	(46)	(151)	(28)	(903)
Selling expenses	(238)	(57)	(21)	(114)	-	-	(2)	(432)
Other operating results, net	(57)	(4)	11	(17)	(23)	-	12	(78)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	14,060	5,270	4,759	25	(69)	(151)	209	24,103
Share of profit / (loss) of associates and joint ventures (**)	-	-	26	-	(1,923)	-	628	(1,269)
Segment profit / (loss)	14,060	5,270	4,785	25	(1,992)	(151)	837	22,834

Investment and trading properties	40,468	13,133	10,670	-	-	-	625	64,896
Property, plant and equipment	56	33	-	171	89	-	-	349
Investment in associates and joint ventures (*)	-	-	163	-	(1,740)	-	2,595	1,018
Other reportable assets	33	13	51	12	-	-	100	209
Reportable assets	40,557	13,179	10,884	183	(1,651)	-	3,320	66,472

(*) Includes the investments in Condor for Ps. 697 and New Lipstick for Ps. (2,437). See Note 20.

(**) Includes the results of New Lipstick for Ps. (2,380). See Note 20.

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 68,123 are located in Argentina and Ps. (1,651) in other countries, principally in USA for Ps. (1,653) and Uruguay for Ps. 2.

	06.30.17
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	3,047	434	99	725	-	-	6	4,311
Costs	(350)	(29)	(43)	(484)	-	-	(4)	(910)
Gross profit	2,697	405	56	241	-	-	2	3,401
Net gain from fair value adjustment of investment properties	2,068	1,373	849	-	-	-	199	4,489
General and administrative expenses	(261)	(70)	(40)	(135)	(43)	(132)	(2)	(683)
Selling expenses	(188)	(46)	(21)	(97)	-	-	(3)	(355)
Other operating results, net	(58)	(12)	(36)	(1)	27	-	12	(68)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	4,258	1,650	808	8	(16)	(132)	208	6,784
Share of profit / (loss) of associates and joint ventures	-	-	14	-	(196)	-	88	(94)
Segment profit / (loss)	4,258	1,650	822	8	(212)	(132)	296	6,690

Investment and trading properties	28,799	7,422	5,328	-	-	-	247	41,796
Property, plant and equipment	55	42	-	168	2	-	-	267
Investment in associates and joint ventures	-	-	95	-	570	-	2,054	2,719
Other reportable assets	31	44	47	10	-	-	-	132
Reportable assets	28,885	7,508	5,470	178	572	-	2,301	44,914

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 44,152 are located in Argentina and Ps. 762 in other countries, principally in USA for Ps. 570 and Uruguay for Ps. 192.

	06.30.16
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	2,409	332	8	534	-	-	1	3,284
Costs	(250)	(25)	(20)	(362)	-	-	(2)	(659)
Gross profit / (loss)	2,159	307	(12)	172	-	-	(1)	2,625
Net gain from fair value adjustment of investment properties	16,132	1,226	773	-	-	-	36	18,167
General and administrative expenses	(179)	(85)	(24)	(103)	(24)	(72)	-	(487)
Selling expenses	(145)	(24)	(23)	(69)	-	-	(3)	(264)
Other operating results, net	(63)	(6)	(34)	(2)	92	-	1	(12)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	17,904	1,418	680	(2)	68	(72)	33	20,029
Share of profit / (loss) of associates and joint ventures	-	-	5	-	(130)	-	251	126
Segment profit / (loss)	17,904	1,418	685	(2)	(62)	(72)	284	20,155

Investment and trading properties	26,613	5,534	4,575	-	-	-	37	36,759
Property, plant and equipment	49	19	2	166	2	-	-	238
Investment in associates and joint ventures	-	-	62	-	143	-	1,762	1,967
Other reportable assets	33	11	91	8	-	-	-	143
Reportable assets	26,695	5,564	4,730	174	145	-	1,799	39,107

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 38,804 are located in Argentina and Ps. 303 in other countries, principally in USA for Ps. 145 and Uruguay for Ps. 158.

Schedule of segment of joint ventures liability and assest

Below is a summarized analysis of the lines of business of Group’s operations center in Israel for the years ended June 30, 2018, 2017 and 2016:

	06.30.18
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	6,180	60,470	19,347	-	-	583	86,580
Costs	(2,619)	(44,563)	(13,899)	-	-	(314)	(61,395)
Gross profit	3,561	15,907	5,448	-	-	269	25,185
Net gain from fair value adjustment of investment properties	1,996	164	-	-	-	-	2,160
General and administrative expenses	(363)	(878)	(1,810)	-	(374)	(445)	(3,870)
Selling expenses	(115)	(12,749)	(3,974)	-	-	(148)	(16,986)
Other operating results, net	98	(177)	140	-	434	(28)	467
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	5,177	2,267	(196)	-	60	(352)	6,956
Share of profit/ (loss) of associates and joint ventures	167	20	-	-	-	(230)	(43)
Segment profit / (loss)	5,344	2,287	(196)	-	60	(582)	6,913

Reportable assets	134,038	13,304	49,797	12,254	21,231	36,178	266,802
Reportable liabilities	(104,202)	-	(38,804)	(1,214)	(68,574)	(2,658)	(215,452)
Net reportable assets	29,836	13,304	10,993	11,040	(47,343)	33,520	51,350

From all revenues corresponding to the Operations Center in Israel, Ps. 1,482 are originated in USA (Ps. 1,149 in 2017) and the remaining in Israel. No external client represents 10% or more of the revenue of any of the reportable segments. From all assets corresponding to the Operations Center in Israel segments, Ps. 34,930 are located in USA (Ps. 21,781 in 2017), Ps. 1,049 in India (Ps. 768 in 2017) and the remaining are located in Israel.

	06.30.17
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	4,918	47,277	15,964	-	-	263	68,422
Costs	(2,333)	(35,432)	(11,183)	-	-	(162)	(49,110)
Gross profit	2,585	11,845	4,781	-	-	101	19,312
Net gain from fair value adjustment of investment properties	261	113	-	-	-	-	374
General and administrative expenses	(290)	(627)	(1,592)	-	(384)	(280)	(3,173)
Selling expenses	(91)	(9,517)	(3,406)	-	-	(79)	(13,093)
Other operating results, net	46	(52)	(36)	-	(48)	(106)	(196)
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	2,511	1,762	(253)	-	(432)	(364)	3,224
Share of profit / (loss) of associates and joint ventures	46	75	-	-	-	(16)	105
Segment profit / (loss)	2,557	1,837	(253)	-	(432)	(380)	3,329

Reportable assets	79,427	38,521	31,648	8,562	14,734	6,072	178,964
Reportable liabilities	(64,100)	(29,239)	(25,032)	-	(33,705)	(3,159)	(155,235)
Net reportable assets	15,327	9,282	6,616	8,562	(18,971)	2,913	23,729

	06.30.16
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	1,538	18,610	6,655	-	-	274	27,077
Costs	(467)	(14,076)	(4,525)	-	-	(184)	(19,252)
Gross profit	1,071	4,534	2,130	-	-	90	7,825
Net gain from fair value adjustment of investment properties	(294)	23	-	-	-	-	(271)
General and administrative expenses	(100)	(203)	(708)	-	(321)	(28)	(1,360)
Selling expenses	(29)	(3,907)	(1,493)	-	-	(13)	(5,442)
Other operating results, net	(19)	(13)	-	-	-	-	(32)
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	629	434	(71)	-	(321)	49	720
Share of profit / (loss) of associates and joint ventures	226	-	-	-	-	(103)	123
Segment profit / (loss)	855	434	(71)	-	(321)	(54)	843

Reportable assets	60,678	29,440	27,345	4,602	1,753	23,652	147,470
Reportable liabilities	(49,576)	(23,614)	(21,657)	-	(10,441)	(27,701)	(132,989)
Net reportable assets	11,102	5,826	5,688	4,602	(8,688)	(4,049)	14,481